UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07074

180 Degree Capital Corp.
(Exact name of registrant as specified in charter)

7 N. Willow Street, Suite 4B
Montclair, NJ 07042
(Address of principal executive offices) (Zip code)

Daniel B. Wolfe
President and Chief Financial Officer
180 Degree Capital Corp.
7 N. Willow Street, Suite 4B
Montclair, NJ 07042
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-746-4500

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 — June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Ascent Industries Co.

Exchange and Symbol:	NASDAQ: ACNT
CUSIP:	871565107
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 13, 2023

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Henry L. Guy	Management	For	For
Christopher G. Hutter	Management	For	For
Aldo J. Mazzaferro	Management	For	For
Benjamin Rosenzweig	Management	For	For
John P. Schauerman	Management	For	For

2.Advisory vote on the compensation of our named executive officers	Management	For	For

Alta Equipment Group, Inc.

Exchange and Symbol:	NYSE: ALTG
CUSIP:	02128L106
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 9, 2023

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Daniel Shribman	Management	For	For
Katherine E. White	Management	For	For

2.Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2023	Management	For	For

3. Approve, in non-binding advisory vote, the compensation paid to our executive officers	Management	For	For

The Arena Group Holdings, Inc.

Exchange and Symbol:	NYSE: AREN
ISIN:	040044109
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 1, 2023

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Ross Levinsohn	Management	For	For
Todd Sims	Management	For	For
Daniel Shribman	Management	For	For
Carlo Zola	Management	For	For
Christopher Petzel	Management	For	For
Laura Lee	Management	For	For
H. Hunt Allred	Management	For	For

2. To ratify the selection of Marcum LLP, as the independent registered public accounting firm for the year ending December 31, 2023	Management	For	For

3.To approve, on a non-binding advisory basis, the compensation of our named executive officers as disclosed in the accompanying proxy statement	Management	For	For

4.To select, on a non-binding advisory basis, whether future advisory votes on the compensation of our named executive officers should be held every one, two or three years	Management	3 Years	3 Years

5. To approve an amendment to our amended and restated certificate of incorporation, as amended, to limit the liability of certain officers as permitted pursuant to recent amendments to the Delaware General Corporation Law	Management	For	For

6. To approve an amendment and restatement to our 2022 Stock and Incentive Compensation Plan	Management	For	For

Brightcove, Inc.

Exchange and Symbol:	NASDAQ:BCOV
CUSIP:	10921T101
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 10, 2023

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Marc DeBevoise	Management	For	For
Tsedal Neeley	Management	For	For
Thomas E. Wheeler	Management	For	For

2.To ratify the appointment of Ernst & Young LLP as Brightcove's independent registered public accounting firm for the fiscal year ending December 31, 2023	Management	For	For

3.To approve, on a non-binding, advisory basis, the compensation of Brightcove's named executive officers	Management	For	For

4.To approve Amendment No. 1 to the Brightcove, Inc. 2021 Stock Incentive Plan	Management	For	For

Commercial Vehicle Group, Inc.

Exchange and Symbol:	NASDAQ: CVGI
CUSIP:	202608105
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 11, 2023

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Director to hold office until the 2024 Annual Meeting of Stockholders:
(a) Harold C. Bevis	Management	For	For
(b) Roger L. Fix	Management	For	For
(c) Ruth Gratzke	Management	For	For
(d) Robert C. Griffin	Management	For	For
(e) J. Michael Nauman	Management	For	For
(f) Wayne M. Rancourt	Management	For	For
(g) James R. Ray	Management	For	For

2.A non-binding advisory vote on the compensation of the Company's named executive officers	Management	For	For

3.A non-binding advisory vote on frequency of vote on compensation of the Company's named executive officers	Management	1 Year	1 Year

4.A proposal to ratify the appointment of KPMG LLP as the independent registered public accounting firm for the Company’s fiscal year ending December 31, 2023	Management	For	For

Intevac, Inc.

Exchange and Symbol:	NASDAQ:IVAC
CUSIP:	461148108
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 17, 2023

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
David S. Dury	Management	For	For
Nigel D. Hunton	Management	For	For
Kevin D. Barber	Management	For	For
Dorothy D. Hayes	Management	For	For
Michele F. Klein	Management	For	For

2.Proposal to approve the amended Intevac 2003 Employee Stock Purchase Plan to increase the maximum number of shares of Common Stock authorized for issuance thereunder by 300,000 shares	Management	For	For

3.Proposal to approve the amended Intevac 2020 Equity Incentive Plan to increase the maximum number of shares of Common Stock authorized for issuance thereunder by 850,000 shares	Management	For	For

4.Proposal to ratify the appointment of BPM LLP as independent public accountants of Intevac for the fiscal year ending December 31, 2023	Management	For	For

5.Proposal to approve by a non-binding, advisory basis, the, executive compensation of the Company's named executive officers	Management	For	For

6.Proposal to approve, on a non-binding, advisory basis, the frequency of future advisory votes on the compensation of the Intevac's named executive officers	Management	For	For

Lantronix, Inc.

Exchange and Symbol:	NASDAQ: LTRX
CUSIP:	516548203
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	November 8, 2022

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Paul Pickle	Management	For	For
Jason Cohenour	Management	For	For
Paul F. Folino	Management	For	For
Phu Hoang	Management	For	For
Heidi Nguyen	Management	For	For
Hoshi Printer	Management	For	For

2.Ratification of the appointment of Baker Tilly US, LLP as Lantronix's independent registered public accountants for the fiscal year ending June 30, 2023	Management	For	For

3.Approval, on an advisory basis, of the compensation of Lantronix's named executive officers	Management	For	For

4.Approval of amendments to the Lantronix, Inc. 2020 Performance Incentive Plan, including to increase the number of shares of common stock reserved for issuance under the plan by 1,800,000 shares	Management	For	For

5.Approval of amendments to the Lantronix, Inc. 2013 Employee Stock Purchase Plan to increase the number of shares of common stock reserved for issuance under the plan by 500,000 shares and approve a new 10-year term for the plan.
	Management	For	For

Potbelly Corporation

Exchange and Symbol:	NASDAQ: PBPB
CUSIP:	73754Y100
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 18, 2023

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Vann Avedisian	Management	For	For
Joseph Boehm	Management	For	For
Adrian Butler	Management	For	For
David Head	Management	For	For
David Near	Management	For	For
David Pearson	Management	For	For
Todd Smith	Management	For	For
Jill Sutton	Management	For	For
Robert D. Wright	Management	For	For

2.Ratification of the appointment of Deloitte & Touche LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023	Management	For	For

3.A non-binding, advisory vote on a resolution to approve the 2022 compensation of the Company's named executive officers	Management	For	For

4.Approval of the amendment to the Company's Amended and Restated 2019 Long-Term Incentive Plan to increase the number of shares of common stock authorized for issuance thereunder	Management	For	For

D-Wave Quantum, Inc.

Exchange and Symbol:	NYSE: QBTS
CUSIP:	26740W109
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 8, 2023

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Alan Baratz	Management	For	For
Ziv Ehrenfeld	Management	For	For

2.To ratify the appointment of PricewaterhouseCoopers LLP (Canada) as our independent registered public accounting firm for the fiscal year ending December 31, 2023	Management	For	For

Rayonier Advanced Materials, Inc.

Exchange and Symbol:	NYSE:RYAM
CUSIP:	75508B104
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 17, 2023

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
De Lyle W. Bloomquist	Management	For	For
Charles R. Eggert	Management	For	For
David C. Mariano	Management	For	For

2.Approval of an amendment to the Company's Amended and Restated Certificate of Incorporation to declassify the Board of Directors	Management	For	For

3.Approval of an amendment to the Company's Amended and Restated Certificate of Incorporation to eliminate the supermajority voting provisions	Management	For	For

4.Advisory vote to approve the compensation of our named executive officers as disclosed in our Proxy Statement	Management	For	For

5.Approval of the Rayonier Advanced Materials Inc. 2023 Incentive Stock Plan	Management	For	For

6.Ratification of the appointment of Grant Thornton LLP as the independent registered public accounting firm for the Company for 2023	Management	For	For

Comscore, Inc.

Exchange and Symbol:	NASDAQ: SCOR
CUSIP:	20564W105
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 15, 2023

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Nana Banerjee	Management	Withhold	Against
David Kline	Management	Withhold	Against
Kathi Love	Management	Withhold	Against
Brian Wendling	Management	Withhold	Against

2.The approval, on a non-binding advisory basis, of the compensation paid to the Company's named executive officers	Management	For	For

3.The ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023	Management	For	For

4. The approval of an amendment to the Amended and Restated 2018 Equity and Incentive Compensation Plan to increase the number of shares of the company's common stock available for grant by 10,000,000	Management	For	For

5.The adoption of an amendment to the Certificate of Designations of the Series B Convertible Preferred Stock (“Series B Preferred Stock”) to (i) permit the company to pay annual dividends on Series B Preferred Stock in the form of cash, shares of common stock, additional shares of Series B Preferred Stock, or a combination thereof, in each case in accordance with the amendment and as elected by members of the Board of Directors who have not been designated by, and are not affiliated with, any holder of For Series B Preferred Stock (the "Disinterested Directors"), and (ii) make certain other clarifying and conforming changes to the Certificate of Designations, including with respect to tax treatment
	Management	Against	Against

6.The adoption of an amendment to the Amended and Restated Certificate of Incorporation to authorize additional shares of preferred stock in order to permit the company to issue additional shares of Series B Preferred Stock and other preferred stock and pay annual dividends in the form of Series B Preferred Stock in accordance with the Certificate of For Designations amendment and if elected by the Disinterested Directors
	Management	Against	Against

7. The approval, in accordance with Nasdaq Listing Rule 5635(d), of the issuance of common stock or Series B Preferred Stock as annual dividends on the Series B Preferred Stock in accordance with the Certificate of Designations amendment and if elected by the Disinterested Directors	Management	Against	Against

Synchronoss Technologies, Inc.

Exchange and Symbol:	NASDAQ: SNCR
CUSIP:	87157B103
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 14, 2023

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Kristin S. Rinne	Management	For	For
Martin F. Bernstein	Management	For	For

2.To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023	Management	For	For

3.To approve on a non-binding advisory basis the compensation of the Company's named executive officers	Management	For	For

4.To approve on a non-binding advisory basis the frequency of future stockholder advisory votes on executive compensation	Management	1 Year	1 Year

SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	180 Degree Capital Corp.

By:	/s/ Daniel B. Wolfe
Daniel B. Wolfe
President and Chief Financial Officer

Date:	August 14, 2023